Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
14. Commitments and Contingencies
Power Agreements
On January 1, 2020 Union Data entered into a Power Supply Contract with KUB for a five-year term, automatically renewable for one-year
terms for an additional five years. Per the agreement, KUB is to supply power at 10 kw during on-peak
times and 5,001 kw during
off-peak
times, per an agreed upon rate schedule. Payments are due monthly for the power provided. The point of delivery for power and energy is the point of interconnection of KUB’s facilities and Union Data’s facilities in Maynardville, Tennessee. The contract was amended effective May 1, 2020, to provide power supply of on-peak
200 kw and
off-peak
6,800 kw.
On September 28, 2020, Red Dog entered into a Contract for Lighting and Power Service with a certain energy provider for electricity for the operation of the data center in Limestone, Tennessee. For the first six months, the parties agreed to off-peak
demand of 30kw and a maximum not to exceed 5,001 kw. Beginning with the 7th month, the contract will have an off-peak
demand of
25,001
kw and a maximum demand of 25,001 kw for the duration. The term of the contract is for five years and six months
, beginning approximately on December 1,2020. Bills will be rendered monthly based on the currently effective standard rate schedule applicable to consumers of the same class. If service is disconnected before the end of the contract term, Red Dog shall be required to pay the minimum bill per the rate schedule times the number of months remaining on the contract term. The contract was subsequently amended in October 2020 through March 2021 to adjust the on-peak/
off-peak
demands.
On May 1, 2022, Ava Data entered into a Contract for Power Service with Lenoir City Utilities Board (LCUB) for electricity for the operation of the facility in Lenoir City, Tennessee. LCUB will make available up to a maximum of 5,001 KW of firm power during the hours designated as on-peak
hours per the agreed upon rate schedule, which amount shall be the
“on-peak
contract demand,” and LCUB will make available to Company 5,001 KW of firm power during the hours designated as off-peak
hours in the agreed upon rate schedule, which amount shall be the
“off-peak
contract demand”. LCUB has agreed to install a primary meter for service with the point of delivery for electric power supplied, which shall be at the primary bushings of the transformer furnished by LCUB. The term of the agreement five years from date of installation of permanent service, and the term shall be automatically extended from time to time for a period of one year from each expiration date unless and until either party shall notify the other in writing 90 days prior to any expiration date of its desire to terminate the agreement on such expiration date. Ava Data agrees to pay a minimum charge for the term of the agreement, which minimum shall be subject to change in accordance with the provisions of the applicable rate schedule then in effect. LCUB shall have the right to terminate its obligation to provide any further service under this agreement at any time for any breach or default on the part of Ava Data in which event there shall immediately become due and payable to LCUB, as liquidated damages on account of LCUB’s investment obligations for Ava Data’s benefit by reason of the agreement, the sum of the minimum monthly bills for the unexpired term of the agreement.
Site Location and Development Agreement (“SLDA”)
On September 28, 2020, Red Dog entered into a Site Location and Development Agreement with a certain energy provider. Under the agreement, Red Dog arranged to establish and operate a high-density data center that would utilize electric power and energy purchased from the energy provider with an anticipated peak demand of 25 megawatts (the “Project”). Red Dog intends to establish the Project within the electric system service area of the energy provider, to be located on a site that is adjacent to a certain substation of the energy provider in Limestone, Tennessee. Under the agreement, the energy provider is responsible, at Red Dog’s expense, for planning, designing, and installing all facilities and equipment that are necessary to provide electricity to the Project site. The preliminary estimate of Project costs per the agreement was $1,284 less a $270 discount and economic development credit and one-time
additional credit (the “Incentive”) of $100, resulting in a net estimated Project cost total of $914. Red Dog is responsible for paying final Project costs, even if they exceed this estimate. Red Dog is responsible to pay the energy provider for any costs in excess of $600 within 30 days of receipt of the itemized invoice. The remaining $600 balance for Project costs will be paid by Red Dog to the energy provider in 12 equal monthly increments, with the first increment due on the 25th month following the completion of the work. In consideration of this extended payment period, Red Dog was required to provide an irrevocable standby letter of credit in the amount of $600 to guarantee payment of Project costs, net of discount and incentives. The project was completed on September 29, 2021 for a total cost of $1,075, for which the Company has recorded a corresponding payable to the energy provider. In accordance with ASC
835-30-45,
Interest – Imputation of Interest, the Company recorded a discount on the loan payable to the energy provider of $235 using the Company’s incremental borrowing rate of 4.5%, which is being amortized to non-cash
interest expense using the effective interest rate method over the term of the loan to its date of maturity. The Company had begun making payments on this loan in at $50 per month, with total payments as of September 30, 2023 at $300.
In the event that the Site Location and Development Agreement, the Power Contract, or the Ground Lease (see Note 6) is terminated prior to five years and nine months from the date of signature of the Power Contract, other than for default of the energy provider, the Company shall be responsible for immediately repaying the full incentive ($100) to the energy provider as of the date one or more such agreements terminate. As of September 30, 2023 and 2022, the Company did not believe it was probable that it would terminate any of the contracts prior to five years and nine months from the date of signature of the Power Contract and thus did not record a contingent liability.
Supply Agreement
On September 8, 2021, the Company entered into a supply agreement (the “Supply Agreement”) with Intel. Under the Supply Agreement, the Company has committed to purchasing a certain number of units of mining- related equipment as defined in the Supply Agreement. In exchange for the vendor reserving these units, the Company paid a supply reservation deposit (the “Deposit”) of $10,000, which was included in long-term deposits on the audited consolidated balance sheet as of December 31, 2021. The Company had from June 2022 to May 2023 to place orders against the reserved units. The Deposit will be applied as a credit against the price of the units as the Company places orders with the vendor. Subsequently, effective September 9, 2022, the Company and Intel amended the Supply Agreement to, among other things, fully credit the Deposit against orders placed, with no additional cash payment due for 885,000 units. As of September 30, 2023, all orders on the equipment had been placed and shipped accordingly and the balance of this deposit was $0.
Data Black River Development and Operation Agreement
On August 31, 2021, the Company, through its wholly owned subsidiary Data Black River, entered into a development and operation agreement (the “HDP Agreement”) with Helix Digital Partners (“HDP”), an affiliate of Eagle Creek Renewable Energy (“Eagle Creek”). Pursuant to the HDP Agreement, Data Black River is obligated to provide services for the development and operation of a bitcoin mining facility located within the premises of HDP in Brownville, New York (the “HDP Facility”). In connection with the HDP Agreement, HDP and an affiliate of HDP have entered into a power purchase agreement, pursuant to which such affiliate has agreed to supply up to 20MW of power to the HDP Facility. Under the HDP Agreement, Data Black River receives a monthly management fee for the performance of mining services (at a rate of $25 per month payable in bitcoin). In the event that mining revenues exceed the monthly management fee, the Company accrues an additional revenue share amount within mining services revenue based upon the contractual allocation to the Company.
HDP has the right to curtail supply of electricity to the mines and sell electricity to the market with reasonable notice to Data Black River (“Curtailment Period”). In connection with any Curtailment Period, HDP shall distribute 25% of the forgone mining revenue to Data Black River. For the nine months ended September 30, 2023 and 2022, Data Black River earned $0 and $461, respectively, related to curtailment revenue.
The Company records all revenue based on the bitcoin spot rate at contract inception and all revenue share amounts earned within mining services revenue. The management fee is accounted for in mining services revenue, and all other forms of revenue, including curtailment revenue, are accounted for in other revenue. The amount of total mining revenues that exceeded the monthly management fee was $0 and $323 for the nine months ended September 30, 2023 and 2022, respectively.
The HDP Agreement has an initial term of 3 years and thereafter automatically renews for successive one-year
renewal periods unless either party gives notice at least 60 days prior to the end of the initial term or any renewal term. The HDP Agreement also allows either party to terminate the HDP Agreement upon notice to the other party if mining revenues drop below a certain amount over a consecutive
90-day
period or if mining revenues are insufficient to cover management fees owed to Data Black River and electricity fees owed to HDP for three consecutive months. The amount paid for electricity costs to HDP was $32 and $298 for the nine months ended September 30, 2023 and 2022, respectively. The amount accrued to HDP for their portion of revenue for each period was $24 and $474 for the nine months ended September 30, 2023 and 2022, respectively. Note that at contract inception, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share. Therefore, given that the Company has determined that the HDP Agreement represents a series in accordance with ASC
606-10-25-15,
the management fee revenue is recognized over time upon completion of the daily performance obligation and revenue share is recognized when the constraint is lifted. The Company decreases mining services revenue for HDP’s allocation of the revenue share, and a corresponding payable for the portion of revenue share allocated to HDP.
Mining Services Agreement
On March 21, 2022, the Company entered into a Mining Services Agreement (the “Mining Services Agreement”) with Blockchain Access UK Ltd (“Customer”), the Company’s lender. During the term of the Mining Services Agreement, the Company will receive, install, operate, manage, and maintain servers and power supplies provided by Customer (“Customer Mining Equipment”) to perform mining services (the “Mining Services”) at a Company facility located in Lenoir City, Tennessee (the “Premises”). All operation of the Customer Mining Equipment by the Company will be on the Customer’s behalf. Beginning March 2022 and at monthly intervals thereafter for the following nine months, Customer will provide the Company with Customer Mining Equipment for installation at the Premises. The Company is to make all necessary improvements and developments to the Premises to accommodate the Customer Mining Equipment to enable it to operate in accordance with the requirements of the Mining Services Agreement, and to complete installation and commence full operation of such Customer Mining Equipment. If the Company fails to complete the infrastructure development and equipment installation by the planned operational date, as defined in the agreement, or fails to commence full operation of Customer Mining Equipment at an alternative temporary facility, the Company will pay to the Customer a late development fee which is intended to compensate the Customer for the generated digital assets that would have been paid to the Customer if the Company had completed the infrastructure development and equipment installation by the planned operational date. Throughout the term of the Mining Services Agreement, the Company will be responsible for the management and maintenance of the Customer Mining Equipment.
Following the end of each twenty-four-hour period during the term of the Mining Services Agreement, the Company will deposit 95% of the generated cryptocurrency from the Mining Services into the Customer’s digital wallet and 5% of the generated cryptocurrency (representing the Company’s fees for performance of the Mining Services) into the Company’s digital wallet. Under the Mining Services Agreement, the Company is to invoice the Customer monthly for the electricity charges associated with the Mining Services related to the Customer Mining Equipment, without premium or markup, which amounted to $4,892 and $1,480 for the nine months ended September 30, 2023 and 2022, respectively. The Company is to also invoice the Customer monthly for the Customer’s operating expense charges as defined in the Mining Services Agreement, which amounted to $499 and $622 for the nine months ended September 30, 2023 and 2022, respectively. Reimbursement revenues related to electricity costs and operating expenses are recorded within mining services revenue on the Statement of Operations. The Mining Services Agreement is scheduled to expire on
February 28, 2027
.
The Company signed an updated Mining Services Agreement on October 9, 2022, which changed the terms of how the Company will be reimbursed for mining expenses. Per the amended agreement, a $1,000 payment is made by the Customer one month in advance as prepayment for the reimbursement of direct operating and electricity costs. Given that the period between when the Company transfers the promised service to the customer and when the customer pays for this service is less than one year, the advance payment does not represent a significant financing component. Therefore, reimbursement payments are considered reimbursement revenues.
Direct costs incurred and reimbursed are also recorded as cost of goods sold. The Company records its revenue related to the 5% revenue share of the generated cryptocurrency under the Mining Services Agreement on a gross basis under mining services revenue on the Statement of Operations, as the Company represents the principal in relation to the contract as it controls the promised service before transferring that service to the Customer. Note that at contract inception, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share and reimbursement revenues. Therefore, given that the Company has determined that the Contract represents a series in accordance with ASC
606-10-25-15,
revenue is recognized over time upon completion of the daily performance obligation as the constraint on variable revenue is lifted. The Company has determined that no embedded lease exists in the Mining Services Agreement.
Share Subscription Facility
On September 9, 2022, ADEX and the Company entered into the Share Purchase Agreement with the Purchaser and GYBL relating to a share subscription facility. Pursuant to the Share Purchase Agreement, following the consummation of the Merger, subject to certain conditions and limitations set forth in the Share Purchase Agreement, the Company shall have the right, but not the obligation, from time to time at its option, to issue and sell to the Purchaser up to $200,000 million of the Company’s shares of common stock, par value $0.0001 per share (the “Shares”). Sales of the Shares to the Purchaser under the Share Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the Shares and determinations by the Company regarding the use of proceeds of such Shares. The net proceeds from any sales under the Share Purchase Agreement will depend on the frequency with, and prices at, which the Shares are sold to the Purchaser. The Company expects to use the proceeds from any sales under the Share Purchase Agreement for working capital and general corporate purposes. Upon the initial satisfaction of the conditions to the Purchaser’s obligation to purchase Shares set forth in the Share Purchase Agreement, the Company will have the right, but not the obligation, from time to time at its sole discretion during the
36-month
period from and after the first day on which the Shares are publicly listed on a securities exchange, to direct the Purchaser to purchase up to a specified maximum amount of Shares as set forth in the Share Purchase Agreement. The purchase price of the Shares that the Company elects to sell to the Purchaser pursuant to the Share Purchase Agreement will be 92% of the average daily closing price of the Shares during a
30-trading
day period commencing with the first trading day designated in the notice delivered to the Purchaser. In connection with the execution of the Share Purchase Agreement, the Company agreed to pay to the Purchaser in installments in connection with placements of Shares under the Share Purchase Agreement a $4,000 commitment fee (the “Commitment Fee”) payable in Shares or cash, as consideration for the Purchaser’s irrevocable commitment to purchase the Shares upon the terms and subject to the satisfaction of the conditions set forth in the Share Purchase Agreement. Also, the Company will be obligated to issue to the Purchaser a warrant (the “Warrant”) expiring on the third anniversary of the Company’s public listing date, to purchase 2% of the total equity interests (on a fully diluted basis) outstanding immediately after the completion of the Merger, at an exercise price per Share equal to the lesser of: (i) the closing bid price of the Company’s Shares as reported by the New York Stock Exchange on September 9, 2022) and (ii) 90% of the closing price of the Shares on the public listing date. Additionally, pursuant to the Share Purchase Agreement, the Company would be obligated to pay a private transaction fee of 1% of the total consideration paid in a private business combination transaction with a counterparty that was introduced to the Company by the Purchaser or an affiliate of the Purchaser in the event that the Company consummates such a transaction in lieu of the Merger or any other business combination transaction the result of which is the Company continuing as a publicly listed company. The Share Purchase Agreement contains customary representations, warranties, conditions, and indemnification obligations by each party. The representations, warranties and covenants contained in the Share Purchase Agreement were made only for purposes of the Share Purchase Agreement and as of specific dates, were solely for the benefit of the parties to the Share Purchase Agreement and are subject to certain important limitations. The Company has the right to terminate the Share Purchase Agreement at any time upon 90 trading days’ prior written notice. In the event the Company terminates the Share Purchase Agreement at its option prior to any public listing (including as a result of the Merger) and the Company completes a public listing within the two-year
period following such termination, the Company will be obligated to issue the Warrant to the Purchaser.
Evaluation Agreement
The Company entered into an evaluation agreement with Hephaestus Capital Group (“Owner”) on April 17, 2023, and with Low Time Preference Fund II LLC (“Owner”) on September 25, 2023, both for a term of six months. Under these agreements, the Company tests the hashrate of the Owner’s miners and will provide an evaluation report thereafter. Based on a discussion with the Company’s operations team, the Hephaestus miners are expected to be operational over the course of the second and third quarter of 2023 and the Low Time Preference Fund miners are expected to be operational over the course of the fourth quarter of 2023. They will be tested for a period of approximately six months. The Company has an obligation to perform all services necessary to install, operate, test and maintain the miners. For this service, the Company retains all of the mining rewards received. The Company is not providing a series of distinct evaluation services over the contract term and will utilize the point in time recognition of revenue upon mined bitcoin generated by the miners being tested.
Litigation
From time to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss related matter is both probable and reasonably estimable.
On November 15, 2021, Washington County, Tennessee (the “County”) filed a complaint (Civil Action
No. 21-CV-0664)
(the “Zoning Complaint”) against Johnson City Energy Authority d/b/a BrightRidge (“BrightRidge”), alleging that Red Dog, as leasehold user of the property in Limestone, Tennessee owned by BrightRidge and subject to the Zoning Complaint, is in violation of County zoning rules by operating a blockchain verification data center on such property. The County sought an injunction of the operation by Red Dog of its blockchain verification data center on the property. BrightRidge subsequently filed a Motion to Dismiss for the failure to name a necessary party, Red Dog, as a defendant. On November 22, 2021, Red Dog filed a Motion to Intervene as a Party Defendant in connection with the Zoning Complaint.
On November 2, 2023, Red Dog, BrightRidge and the County entered into a settlement agreement pursuant to which: (i) Red Dog is allowed to operate its blockchain verification data center in Limestone, Tennessee through no later than

March, 2026
;
(ii) Red Dog paid Washington County an upfront fine of $
12,500
following entry of a court order dismissing the case; (iii) for each day that the blockchain verification data center continues to operate after entry of such order, Red Dog must pay Washington County $
100
,

(iv) Red Dog will have
120
days from when it ceases operation to remove its equipment from the Limestone site; and (v) Red Dog and BrightRidge will pay for internet service for those Limestone residents that live near the Limestone site, splitting the expected cost of $
150,000

evenly. On November 8, 2023, the Chancery Court for Washington County issued an order dismissing the case.

Indemnifications
In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with its partners, suppliers, and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties.
These provisions may limit the time within which an indemnification claim can be made. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each agreement. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in these unaudited consolidated financial statements.

15. Commitments and Contingencies
Power Agreements
On January 1, 2020 Union Data entered into a Power Supply Contract with KUB for a five-year term, automatically renewable for one-year
terms for an additional five years. Per the agreement, KUB is to supply power at 10 kw during
on-peak
times and 5,001 kw during
off-peak
times, per an agreed upon rate schedule. Payments are due monthly for the power provided. The point of delivery for power and energy is the point of interconnection of KUB’s facilities and Union Data’s facilities in Maynardville, Tennessee. The contract was amended effective May 1, 2020, to provide power supply of on-peak
200 kw and
off-peak
6,800 kw.
On September 28, 2020, Red Dog entered into a Contract for Lighting and Power Service with a certain energy provider for electricity for the operation of the data center in Limestone, Tennessee. For the first six months, the parties agreed to off-peak
demand of 30 kw and a maximum not to exceed 5,001 kw. Beginning with the 7th month, the contract will have an off-peak
demand of 25,001 kw and a maximum demand of 25,001 kw for the duration. The term of the contract is for five years and six months
, beginning approximately on December 1, 2020. Bills will be rendered monthly based on the currently effective standard rate schedule applicable to consumers of the same class. If service is disconnected before the end of the contract term, Red Dog shall be required to pay the minimum bill per the rate schedule times the number of months remaining on the contract term. The contract was subsequently amended in October 2020 through March 2021 to adjust the on-peak/
off-
peak demands.
On May 1, 2022, Ava Data entered into a Contract for Power Service with Lenoir City Utilities Board (LCUB) for electricity for the operation of the facility in Lenoir City, Tennessee. LCUB will make available up to a maximum of
5,001
KW of firm power during the hours designated as
on-peak
hours per the agreed upon rate schedule, which amount shall be the
“on-peak
contract demand,” and LCUB will make available to Company
5,001
KW of firm power during the hours designated as
off-peak
hours in the agreed upon rate schedule, which amount shall be the
“off-peak
contract demand”. LCUB has agreed to install a primary meter for service with the point of delivery for electric power supplied, which shall be at the primary bushings of the transformer furnished by LCUB. The term of the agreement five years from date of installation of permanent service, and the term shall be automatically extended from time to time for a period of one year from each expiration date unless and until either party shall notify the other in writing 90 days prior to any expiration date of its desire to terminate the agreement on such expiration date. Ava Data agrees to pay a minimum charge for the term of the agreement, which minimum shall be subject to change in accordance with the provisions of the applicable rate schedule then in effect. LCUB shall have the right to terminate its obligation to provide any further service under this agreement at any time for any breach or default on the part of Ava Data in which event there shall immediately become due and payable to LCUB, as liquidated damages on account of LCUB’s investment obligations for Ava Data’s benefit by reason of the agreement, the sum of the minimum monthly bills for the unexpired term of the agreement.
Site Location and Development Agreement (“SLDA”)
On September 28, 2020, Red Dog entered into a Site Location and Development Agreement with a certain energy provider. Under the agreement, Red Dog arranged to establish and operate a high-density data center that would utilize electric power and energy purchased from the energy provider with an anticipated peak demand of 25 megawatts (the “Project”). Red Dog intends to establish the Project within the electric system service area of the energy provider, to be located on a site that is adjacent to a certain substation of the energy provider in Limestone, Tennessee. Under the agreement, the energy provider is responsible, at Red Dog’s expense, to plan, design and install all facilities and equipment that are necessary to provide electricity to the Project site. The preliminary estimate of Project costs per the agreement was $1,284 less a $270 discount and economic development credit and one-time
additional credit (the “Incentive”) of $100, resulting in a net estimated Project cost total of $914. Red Dog is responsible for paying final Project costs, even if they exceed this estimate. Red Dog is responsible to pay the energy provider for any costs in excess of $600 within 30 days of receipt of the itemized invoice. The remaining $600 balance for Project costs will be paid by Red Dog to the energy provider in 12 equal monthly increments, with the first increment due on the 25th month following the completion of the work. In consideration of this extended payment period, Red Dog was required to provide an irrevocable standby letter of credit in the amount of $600 to guarantee payment of Project costs, net of discount and incentives. The project was completed on June 29, 2021 for a total cost of $1,075, for which the Company has recorded a corresponding payable to the energy provider. In accordance with ASC
835-30-45,
Interest – Imputation of

Interest, the Company recorded a discount on the loan payable to the energy provider of $235 using the Company’s incremental borrowing rate of 4.5%, which is being amortized to non-cash
interest expense using the effective interest rate method over the term of the loan to its date of maturity.
In the event that the Site Location and Development Agreement, the Power Contract, or the Ground Lease (see Note 8) is terminated prior to five years and six months from the date of signature of the Power Contract, other than for default of the energy provider, the Company shall be responsible for immediately repaying the full incentive ($100) to the energy provider as of the date one or more such agreements terminate. As of December 31, 2022 and December 31, 2021, the Company did not believe it is probable that it will terminate any of the contracts prior to five years and six months from the date of signature of the Power Contract and thus did not record a contingent liability.
Supply Agreement
On September 8, 2021, the Company entered into a supply agreement (the “Supply Agreement”) with a certain vendor. Under the Supply Agreement, the Company has committed to purchasing a certain number of units of mining-related equipment as defined in the Supply Agreement. In exchange for the vendor reserving these units, the Company paid a supply reservation deposit (the “Deposit”) of $10,000, which was included in long-term deposits (see Note 9) on the audited consolidated balance sheet as of December 31, 2021. The Company has from June 2022 to May 2023 to place orders against the reserved units. The Deposit will be applied as a credit against the price of the units as the Company places orders with the vendor. Subsequently, effective September 9, 2022, the Company and Intel amended the Supply Agreement to, among other things, fully credit the Deposit against orders placed, with no additional cash payment due for 885,000 units. As of December 31, 2022, all orders on the equipment had been placed and shipped accordingly and the balance of this deposit was $0.
Data Black River Development and Operation Agreement
On August 31, 2021, the Company, through its wholly-owned subsidiary Data Black River, entered into a development and operation agreement (the “HDP Agreement”) with Helix Digital Partners (“HDP”), an affiliate of Eagle Creek Renewable Energy (“Eagle Creek”). Pursuant to the HDP Agreement, Data Black River is obligated to provide services for the development and operation of a bitcoin mining facility located within the premises of HDP in Brownville, New York (the “HDP Facility”). In connection with the HDP Agreement, HDP and an affiliate of HDP have entered into a power purchase agreement, pursuant to which such affiliate has agreed to supply up to 20MW of power to the HDP Facility. Under the HDP Agreement, Data Black River receives a monthly management fee for the performance of mining services (at a rate of $25 per month payable in bitcoin). In the event that mining revenues exceed the monthly management fee, the Company accrues an additional revenue share amount within mining services revenue based upon the contractual allocation to the Company.
HDP has the right to curtail supply of electricity to the mines and sell electricity to the market with reasonable notice to Data Black River (“Curtailment Period”). In connection with any Curtailment Period, HDP shall distribute 25% of the forgone mining revenue to Data Black River. For the year ended December 31, 2022, Data Black River earned $462 related to curtailment revenue.
The Company records all revenue based on the bitcoin spot rate at contract inception and all revenue share amounts earned within mining services revenue. The management fee is accounted for in mining services revenue, and all other forms of revenue, including curtailment revenue, are accounted for in other revenue. The amount of total mining revenues that exceeded the monthly management fee was $204 in 2022 and $429 in 2021.
The HDP Agreement has an initial term of 3 years and thereafter automatically renews for successive one-year
renewal periods unless either party gives notice at least 60 days prior to the end of the initial term or any renewal term. The HDP Agreement also allows either party to terminate the HDP Agreement upon notice to the other party if mining revenues drop below a certain amount over a consecutive
90-day
period or if mining revenues are insufficient to cover management fees owed to Data Black River and electricity fees owed to HDP for three consecutive months. The amount paid for electricity costs to HDP was $340 and $199 in 2022 and 2021, respectively. The amount accrued to HDP for their portion of revenue for each period was $504 for 2022 and 2021. Note that at contract inception, October 1, 2021, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share. Therefore, given that the Company has determined that the HDP Agreement represents a series in accordance with ASC
606-10-25-15,
the management fee revenue is recognized over time upon completion of the daily performance obligation and revenue share is recognized when the constraint is lifted. The Company decreases mining services revenue for HDP’s allocation of the revenue share, and a corresponding payable for the portion of revenue share allocated to HDP.
Mining Services Agreement
On March 21, 2022, the Company entered into a Mining Services Agreement (the “Mining Services Agreement”) with Blockchain Access UK Ltd (“Customer”), the Company’s lender. During the term of the Mining Services Agreement, the Company will receive, install, operate, manage and maintain servers and power supplies provided by Customer (“Customer Mining Equipment”) to perform mining services (the “Mining Services”) at a Company facility located in Lenoir City, Tennessee (the “Premises”). All operation of the Customer Mining Equipment by the Company will be on the Customer’s behalf. Beginning March 2022 and at monthly intervals thereafter for the following six months, Customer will provide the Company with Customer Mining Equipment for installation at the Premises. The Company is to make all necessary improvements and developments to the Premises to accommodate the Customer Mining Equipment to enable it to operate in accordance with the requirements of the Mining Services Agreement, and to complete installation and commence full operation of such Customer Mining Equipment. If the Company fails to complete the infrastructure development and equipment installation by the planned operational date, as defined in the agreement, or fails to commence full operation of Customer Mining Equipment at an alternative temporary facility, the Company will pay to the Customer a late development fee which is intended to compensate the Customer for the generated digital assets that would have been paid to the Customer if the Company had completed the infrastructure development and equipment installation by the planned operational date. Throughout the term of the Mining Services Agreement, the Company will be responsible for the management and maintenance of the Customer Mining Equipment. Following the end of each twenty-four-hour period during the term of the Mining Services Agreement, the Company will deposit 95% of the generated cryptocurrency from the Mining Services into the Customer’s digital wallet and 5% of the generated cryptocurrency (representing the Company’s fees for performance of the Mining Services) into the Company’s digital wallet. Under the Mining Services Agreement, the Company is to invoice the Customer monthly for the electricity charges associated with the Mining Services related to the Customer Mining Equipment, without premium or markup, which amounted to $6,768 (which was payable in cash) for the year ended December 31, 2022. The Company is to also invoice the Customer monthly for the Customer’s operating expense charges as defined in the Mining Services Agreement, which amounted to $792 (which was payable in bitcoin) for the year ended December 31, 2022. Revenues related to electricity costs and operating expenses are recorded within mining services revenue on the Statement of Operations. The Mining Services Agreement is scheduled to expire on
February 28, 2027
.
The Company signed an updated Mining Services Agreement on October 9, 2022, which changed the terms of how the Company will be reimbursed for mining expenses. Per the amended agreement, a $1,000 payment is made by the Customer one month in advance for the mining services.
Given that the period between when the Company transfers the promised service to the customer and when the customer pays for this service is less than one year, the advance payment does not represent a significant financing component. Direct costs incurred and reimbursed are recorded in cost of sales and reimbursed costs are recorded as mining services revenue. The Company records its revenue related to the 5% revenue share of the generated cryptocurrency under the Mining Services Agreement on a gross basis under mining services agreement revenue on the Statement of Operations, as the Company represents the principal in relation to the contract as it controls the provisioning of mining services before transferring that service to the Customer. Note that at contract inception, March 21, 2022, the Company determined it was probable that a significant reversal in the amount of cumulative revenue would occur related to the revenue share and reimbursement revenues. Therefore, given that the Company has determined that the Contract represents a series in accordance with
ASC 606-10-25-15,
revenue is recognized over time upon completion of the daily performance obligation and when the constraint on variable revenue are lifted. The Company records revenue share based on the bitcoin spot rate at contract inception. The Company has determined that no embedded lease exists in the Mining Services Agreement.
Share Subscription Facility
On September 9, 2022, ADEX and the Company entered into the Share Purchase Agreement with the Purchaser and GYBL relating to a share subscription facility. Pursuant to the Share Purchase Agreement, following the consummation of the Merger, subject to certain conditions and limitations set forth in the Share Purchase Agreement, the Company shall have the right, but not the obligation, from time to time at its option, to issue and sell to the Purchaser up to $200,000 of the Company’s shares of common stock, par value $0.0001 per share (the “Shares”). Sales of the Shares to the Purchaser under the Share Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the Shares and determinations by the Company regarding the use of proceeds of such Shares. The net proceeds from any sales under the Share Purchase Agreement will depend on the frequency with, and prices at, which the Shares are sold to the Purchaser. The Company expects to use the proceeds from any sales under the Share Purchase Agreement for working capital and general corporate purposes. Upon the initial satisfaction of the conditions to the Purchaser’s obligation to purchase Shares set forth in the Share Purchase Agreement, the Company will have the right, but not the obligation, from time to time at its sole discretion during the
36-month
period from and after the first day on which the Shares are publicly listed on a securities exchange, to direct the Purchaser to purchase up to a specified maximum amount of Shares as set forth in the Share Purchase Agreement. The purchase price of the Shares that the Company elects to sell to the Purchaser pursuant to the Share Purchase Agreement will be 92% of the average daily closing price of the Shares during a
30-trading
day period commencing with the first trading day designated in the notice delivered to the Purchaser. In connection with the execution of the Share Purchase Agreement, the Company agreed to pay to the Purchaser in installments in connection with placements of Shares under the Share Purchase Agreement a $4,000 commitment fee (the “Commitment Fee”) payable in Shares or cash, as consideration for the Purchaser’s irrevocable commitment to purchase the Shares upon the terms and subject to the satisfaction of the conditions set forth in the Share Purchase Agreement. Also, the Company will be obligated to issue to the Purchaser a warrant (the “Warrant”) expiring on the third anniversary of the Company’s public listing date, to purchase 2% of the total equity interests (on a fully diluted basis) outstanding immediately after the completion of the Merger, at an exercise price per Share equal to the lesser of: (i) the closing bid price of the Company’s Shares as reported by the New York Stock Exchange on September 9, 2022) and (ii) 90% of the closing price of the Shares on the public listing date. Additionally, pursuant to the Share Purchase Agreement, the Company would be obligated to pay a private transaction fee of 1% of the total consideration paid in a private business combination transaction with a counterparty that was introduced to the Company by the Purchaser or an affiliate of the Purchaser in the event that the Company consummates such a transaction in lieu of the Merger or any other business combination transaction the result of which is the Company continuing as a publicly listed company. The Share Purchase Agreement contains customary representations, warranties, conditions, and indemnification obligations by each party. The representations, warranties and covenants contained in the Share Purchase Agreement were made only for purposes of the Share Purchase Agreement and as of specific dates, were solely for the benefit of the parties to the Share Purchase Agreement and are subject to certain important limitations. The Company has the right to terminate the Share Purchase Agreement at any time upon 90 trading days’ prior written notice. In the event the Company terminates the Share Purchase Agreement at its option prior to any public listing (including as a result of the Merger) and the Company completes a public listing within the two-year
period following such termination, the Company will be obligated to issue the Warrant to the Purchaser.

Litigation
From time to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss related matter is both probable and reasonably estimable.
On August 17, 2021, Red Dog received services of process for a complaint (Civil Action No. 40988) filed by Carolyn Broyles and Quality Properties, GP (the “Plaintiffs”) in the Circuit Court for Washington County at Jonesborough, Tennessee on August 13, 2021 (the “Noise Complaint”). The Noise Complaint alleges that the noise created by Red Dog’s bitcoin mining operations at its data center have caused the Plaintiff’s personal damages for inconvenience, emotional distress, and injury to the use and enjoyment of their properties, as well as diminution in value or rental value of their properties. The reliefs sought by the Plaintiffs include (i) a court order directing Red Dog to cease and desist operating its data center or alternatively to abate the noise level; (ii) temporary and permanent injunctions enjoining Red Dog from operating its data center or alternatively to abate the noise level; and (iii) damages in an amount to be provided at trial.
On May 31, 2022, a non-binding framework of negotiated settlement was reached between the Parties. At a meeting of the Washington County Commission on November 28, 2022, a vote was taken to reject the definitive agreement negotiated among Red Dog, Bright Ridge and lawyers for the Washington County Commission. The Company anticipates that either an alternative settlement agreement will be negotiated or the litigation will recommence with the parties preparing the case for trial on the merits of Red Dog’s affirmative defenses. Each of the possible outcomes reviewed by management did not carry a higher degree of confidence of occurring over the other outcomes, therefore, no loss contingency was recorded as of December 31, 2022. Based on the Company’s assessment, it is not probable that a loss will be incurred. As the case has yet to go to trial, the Company believes that it is not currently able to estimate any range of loss.
Indemnifications
In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with its partners, suppliers, and vendors. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in these audited consolidated financial statements.

ADIT EDTECH ACQUISITION CORP [Member]
Commitments and Contingencies
NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the IPO, or $5,520,000 in the aggregate. In addition, the underwriters were originally entitled to a deferred fee of 3.5% of the gross proceeds of the IPO, or $9,660,000.
On December 6, 2022, the Company and EarlyBirdCapital, Inc. (“EarlyBird”) entered into an amendment (the “Amendment”) to the Underwriting Agreement. Among other things, the amendment reduced the amount of the deferred underwriting commission payable to EarlyBird to $6,762,000, which amount, together with reimbursement of EarlyBird’s legal expenses in an amount not to exceed $150,000 (the “Expense Reimbursement”), will be payable as follows: (i) upon the closing of the Company’s initial business combination, in an amount equal to the lesser of (A) $3,381,000 plus the Expense Reimbursement and (B) the balance of the Company’s Trust Account, after all amounts payable in connection with stockholder redemptions have been so paid and (ii) the remainder pursuant to a convertible promissory note (the “EarlyBird Note”) to be made by the surviving company of the Company’s initial business combination upon the consummation of the Company’s initial business combination. As of September 30, 2023, no amount in Expense Reimbursement has been incurred. If the Company does not consummate an initial business combination, no deferred underwriting commission will be payable to EarlyBird. The Amendment also provides customary registration rights to EarlyBird for the shares of common stock of the maker issuable upon conversion of the EarlyBird Note.
As a result, the Company recognized $2,898,000 to additional paid-in
capital in relation to the reduction of the deferred underwriter fee. As of September 30, 2023 and December 31, 2022, the deferred underwriting fee payable is $6,762,000.
Merger Agreement
On November 29, 2021, the Company entered into an agreement and plan of merger (the “Initial Merger Agreement”) by and among the Company, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of the Company (“Merger Sub”), and GRIID. On December 23, 2021, October 17, 2022, and February 8, 2023, the parties to the Initial Merger Agreement amended the Initial Merger Agreement (as so amended, the “Merger Agreement”).
Pursuant to the Merger Agreement, at the closing of the Merger, the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID, and each limited liability company membership unit of GRIID that is issued and outstanding immediately prior to the effective time of the Merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 58,500,000 shares of the Company’s Common Stock.
Vendor Agreements
On August 17, 2021, the Company entered into a master services agreement (the “Evolve Agreement”) with Evolve Security, LLC (“Evolve”) for cybersecurity due diligence services related to the Merger. Under the Evolve Agreement, the Company paid Evolve $55,000.
On August 17, 2021, the Company entered into an engagement letter (the “Edelstein Letter”) with Edelstein & Company, LLP (“Edelstein”) for accounting due diligence services related to the Merger. Under the Edelstein Letter, Edelstein estimated its fees payable by the Company to be $16,000.
On August 17, 2021, the Company entered into an engagement letter (the “Lincoln Letter”) with Lincoln International LLC (“Lincoln”) for fairness opinion services related to the Merger. Under the Lincoln Letter, Lincoln will be entitled to receive a contingent fee in the amount of $500,000 plus expenses upon the consummation of the Merger.
On August 18, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Arthur D. Little LLC (“ADL”) for technical and commercial due diligence services related to the Merger. Under the Consulting Agreement, ADL will receive a contingent fee in the amount of $250,000 plus expenses upon the consummation of the Merger.
On September 13, 2021, the Company entered into an engagement letter (the “M&A Engagement Letter”) with Wells Fargo Securities, LLC (“Wells”), pursuant to which Wells would serve as financial advisor in connection with contemplated acquisitions made by the Company. Under the M&A Engagement Letter, Wells would receive $1,000,000 upon the consummation of a Business Combination, which amount would be offset against any amounts to which Wells is entitled under the Capital Markets Engagement Letter (as defined below), and would be entitled to 30% of any break-up
fee the Company receives upon the termination of a business combination agreement. On May 26, 2022, Wells resigned from its role as financial advisor and waived all rights to any fees and compensation in connection with such role.

On September 14, 2021, the Company entered into engagement letters relating to a private investment in public equity (“PIPE”) financing (the “PIPE Engagement Letter”) and capital markets advisory services (the “Capital Markets Engagement Letter”), each with Wells. Under the PIPE Engagement Letter, Wells would receive a contingent fee equal to
4
% of the gross proceeds of securities sold in the PIPE plus expenses. The Company will be obligated to pay an additional $
1,500,000
if the gross proceeds of securities sold in a PIPE is above $
100,000,000
. Under the Capital Markets Engagement Letter, Wells would receive $
3,500,000
upon the consummation of a Business Combination. On May 26, 2022, Wells resigned from its role as capital markets advisor and lead placement agent and waived all rights to any fees and compensation in connection with such roles.
Share Purchase Agreement
On September 9, 2022, the Company and GRIID entered into a share purchase agreement (the “Share Purchase Agreement”) with GEM Global Yield LLC SCS (the “Purchaser”) and GEM Yield Bahamas Limited (“GYBL”) relating to a share subscription facility. Pursuant to the Share Purchase Agreement, following the consummation of the Merger, subject to certain conditions and limitations set forth in the Share Purchase Agreement, the Company shall have the right, but not the obligation, from time to time at its option, to issue and sell to the Purchaser up to $200.0 million of the Company’s shares of common stock (the “Shares”).
Upon the initial satisfaction of the conditions to the Purchaser’s obligation to purchase Shares set forth in the Share Purchase Agreement, the Company will have the right, but not the obligation, from time to time at its sole discretion during the
36-month
period from and after the first day on which the Shares are publicly listed on a securities exchange, to direct the Purchaser to purchase up to a specified maximum amount of Shares as set forth in the Share Purchase Agreement. In connection with the execution of the Share Purchase Agreement, GRIID agreed to pay to the Purchaser in installments in connection with placements of Shares under the Share Purchase Agreement a $4.0 million commitment fee (the “Commitment Fee”) payable in Shares or cash, as consideration for the Purchaser’s irrevocable commitment to purchase the Shares upon the terms and subject to the satisfaction of the conditions set forth in the Share Purchase Agreement. Also, GRIID will be obligated to issue to the Purchaser a warrant, expiring on the third anniversary of the public listing date of the continuing company of the Merger, to purchase 2% of the total equity interests (on a fully diluted basis) outstanding immediately after the completion of the Merger, at an exercise price per Share equal to the lesser of: (i) the closing bid price of the Company’s Shares as reported by the NYSE on September 9, 2022 and (ii) 90% of the closing price of the Shares on the public listing date. Additionally, pursuant to the Share Purchase Agreement, GRIID would be obligated to pay a private transaction fee of 1% of the total consideration paid in a private Business Combination transaction with a counterparty that was introduced to GRIID by the Purchaser or an affiliate of the Purchaser in the event that GRIID consummates such a transaction in lieu of the Merger or any other Business Combination transaction the result of which is GRIID continuing as a publicly listed company.
Blockchain Settlement and Release Agreement
On October 9, 2022, the Company entered into a settlement and release agreement with GRIID and its affiliates and Blockchain and certain of its affiliates (the “Blockchain Settlement and Release Agreement”), pursuant to which Blockchain waived any potential defaults under the Third Amended and Restated Credit Agreement between GRIID and Blockchain, dated November 19, 2021 (the “Prior Credit Agreement”) and the parties agreed to release each other from any claims related to the Prior Credit Agreement.

NOTE 7
. Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the IPO, or $5,520,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the IPO, or $9,660,000.
On December 6, 2022, the Company and EarlyBirdCapital, Inc. (“EarlyBird”) entered into an amendment (the “Amendment”) to the Underwriting Agreement. Among other things, the amendment reduced the amount of the deferred underwriting commission payable to EarlyBird to $6,762,000, which amount, together with reimbursement of EarlyBird’s legal expenses in an amount not to exceed $150,000 (the “Expense Reimbursement”), will be payable as follows: (i) upon the closing of the Company’s initial business combination, in an amount equal to the lesser of (A) $3,381,000 plus the Expense Reimbursement and (B) the balance of the Company’s Trust Account, after all amounts payable in connection with stockholder redemptions have been so paid and (ii) the remainder pursuant to a convertible promissory note to be made by the surviving company of the Company’s initial business combination upon the consummation of the Company’s initial business combination. As of December 31, 2022, no amount in Expense Reimbursement has been incurred. If the Company does not consummate an initial business combination, no deferred underwriting commission will be payable to EarlyBird. The Amendment also provides customary registration rights to EarlyBird for the shares of common stock of the Maker issuable upon conversion of the Note.
As a result, the Company recognized $2,898,000 to additional paid-in
capital in relation to the reduction of the deferred underwriter fee in the accompanying consolidated financial statements. As of December 31, 2022 and December 31, 2021, the deferred underwriting fee payable is $6,762,000 and $9,660,000, respectively.
Merger Agreement
On November 29, 2021, the Company entered into an agreement and plan of merger (the “Initial Merger Agreement”) by and among the Company, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of the Company (“Merger Sub”), and GRIID. On December 23, 2021, October 17, 2022, and February 8, 2023, the parties to the Initial Merger Agreement amended the Initial Merger Agreement (as so amended, the “Merger Agreement”).
Pursuant to the Merger Agreement, at the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID, and each limited liability company membership unit of GRIID that is issued and outstanding immediately prior to the effective time of the Merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 58,500,000 shares of the Company’s common stock.
Vendor Agreements
On August 17, 2021, the Company entered into a master services agreement (the “Evolve Agreement”) with Evolve Security, LLC (“Evolve”) for cybersecurity due diligence services related to the Merger. Under the Evolve Agreement, the Company paid Evolve $55,000.
On August 17, 2021, the Company entered into an engagement letter (the “Edelstein Letter”) with Edelstein & Company, LLP (“Edelstein”) for accounting due diligence services related to the Merger. Under the Edelstein Letter, Edelstein estimated its fees payable by the Company to be $16,000.
On August 17, 2021, the Company entered into an engagement letter (the “Lincoln Letter”) with Lincoln International LLC (“Lincoln”) for fairness opinion services related to the Merger. Under the Lincoln Letter, Lincoln will be entitled to receive a fee in the amount of $500,000 plus expenses upon the consummation of the Merger.
On August 18, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Arthur D. Little LLC (“ADL”) for technical and commercial due diligence services related to the Merger. Under the Consulting Agreement, ADL will receive a contingent fee in the amount of $250,000 plus expenses upon the consummation of the Merger.
On September 13, 2021, the Company entered into an engagement letter (the “M&A Engagement Letter”) with Wells Fargo Securities, LLC (“Wells”), pursuant to which Wells would serve as financial advisor in connection with contemplated acquisitions made by the Company. Under the M&A Engagement Letter, Wells would receive $1,000,000 upon the consummation of a Business Combination, which amount would be offset against any amounts to which Wells is entitled under the Capital Markets Engagement Letter (as defined below), and would be entitled to 30% of any break-up
fee the Company receives upon the termination of a business combination agreement. On May 26, 2022, Wells resigned from its role as financial advisor and waived all rights to any fees and compensation in connection with such role.
On September 14, 2021, the Company entered into engagement letters relating to a private investment in public equity (“PIPE”) financing (the “PIPE Engagement Letter”) and capital markets advisory services (the “Capital
Markets Engagement Letter”), each with Wells. Under the PIPE Engagement Letter, Wells would receive a contingent fee equal to 4% of the gross proceeds of securities sold in the PIPE plus expenses. The Company will be obligated to pay an additional $1,500,000 if the gross proceeds of securities sold in a PIPE is above $100,000,000. Under the Capital Markets Engagement Letter, Wells would receive $3,500,000 upon the consummation of a Business Combination. On May 26, 2022, Wells resigned from its role as capital markets advisor and lead placement agent and waived all rights to any fees and compensation in connection with such roles.
Share Purchase Agreement
On September 9, 2022, the Company and GRIID entered into a share purchase agreement (the “Share Purchase Agreement”) with GEM Global Yield LLC SCS (the “Purchaser”) and GEM Yield Bahamas Limited (“GYBL”) relating to a share subscription facility. Pursuant to the Share Purchase Agreement, following the consummation of the Merger, subject to certain conditions and limitations set forth in the Share Purchase Agreement, the Company shall have the right, but not the obligation, from time to time at its option, to issue and sell to the Purchaser up to $200.0 million of the Company’s shares of common stock (the “Shares”).
Upon the initial satisfaction of the conditions to the Purchaser’s obligation to purchase Shares set forth in the Share Purchase Agreement, the Company will have the right, but not the obligation, from time to time at its sole discretion during the
36-month
period from and after the first day on which the Shares are publicly listed on a securities exchange, to direct the Purchaser to purchase up to a specified maximum amount of Shares as set forth in the Share Purchase Agreement. In connection with the execution of the Share Purchase Agreement, GRIID agreed to pay to the Purchaser in installments in connection with placements of Shares under the Share Purchase Agreement a $4.0 million commitment fee (the “Commitment Fee”) payable in Shares or cash, as consideration for the Purchaser’s irrevocable commitment to purchase the Shares upon the terms and subject to the satisfaction of the conditions set forth in the Share Purchase Agreement. Also, GRIID will be obligated to issue to the Purchaser a warrant (the “Warrant”), expiring on the third anniversary of the public listing date of the continuing company of the Merger, to purchase 2% of the total equity interests (on a fully diluted basis) outstanding immediately after the completion of the Merger, at an exercise price per Share equal to the lesser of: (i) the closing bid price of the Company’s Shares as reported by the New York Stock Exchange on September 9, 2022 and (ii) 90% of the closing price of the Shares on the public listing date. Additionally, pursuant to the Share Purchase Agreement, GRIID would be obligated to pay a private transaction fee of 1% of the total consideration paid in a private Business Combination transaction with a counterparty that was introduced to GRIID by the Purchaser or an affiliate of the Purchaser in the event that GRIID consummates such a transaction in lieu of the Merger or any other Business Combination transaction the result of which is GRIID continuing as a publicly listed company.
Blockchain Settlement and Release Agreement
On October 9, 2022, the Company entered into a settlement and release agreement with GRIID and its affiliates and Blockchain and certain of its affiliates (the “Blockchain Settlement and Release Agreement”), pursuant to which Blockchain waived any potential defaults under the Third Amended and Restated Credit Agreement between GRIID and Blockchain, dated November 19, 2021 (the “Prior Credit Agreement”) and the parties agreed to release each other from any claims related to the Prior Credit Agreement.